Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets

The details of the right-of-use assets recognized as at June 30, 2026 are as follows:

	Office lease	Tower and Fiber Infrastructure	Total
Balance, December 31, 2024	$–	$–	$–
Additions	272,274	64,530	336,804
Acquisition (note 4)	–	181,206	181,206
Amortization	(140,123)	(13,582)	(153,705)
Impairment loss	–	(137,785)	(137,785)
Movement in exchange rates	3,987	(2,918)	1,069
Balance, December 31, 2025	136,138	91,451	227,589
Amortization	(68,069)	(6,973)	(75,042)
Movement in exchange rates	–	616	616
Balance, June 30, 2026	$68,069	$85,094	$153,163